Income Taxes - Additional Information (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Sep. 30, 2015	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating Loss Carryforwards [Line Items]
Income tax provision				$ 0	$ 0	$ 0
Percentage of valuation allowance against deferred tax assets				100.00%
Decrease in deferred tax assets valuation allowance				$ (1,100,000)	(76,600,000)
Reduction in corporate income tax rate	21.00%			34.00%
Provisional income tax due to reduction in deferred tax assets	$ 143,500,000			$ 143,500
Tax Cuts and Jobs Act, accounting complete	false
Provisional amount of one-time transition tax	$ 0
Scenario, Plan [Member]
Operating Loss Carryforwards [Line Items]
Reduction in corporate income tax rate			21.00%
Earliest Tax Year [Member]
Operating Loss Carryforwards [Line Items]
Open tax period				Dec. 31, 1998
Latest Tax Year [Member]
Operating Loss Carryforwards [Line Items]
Open tax period				Dec. 31, 2017
Federal [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards				$ 211,300,000	209,300,000	184,500,000
Operating loss carryforwards, amount subject to limitations				210,500,000
Operating loss carryforwards, annual limitation				27,500
Operating loss carryforwards net, expected to expire unutilized and unavailable to offset future federal taxable income				209,500,000
Federal [Member] | Expire Between 2018 And 2037 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards				1,000,000
Federal [Member] | Tax Year 2013 [Member]
Operating Loss Carryforwards [Line Items]
Open tax period		Dec. 31, 2013
State and City [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards				$ 800,000	800,000
Operating loss carryforwards, expiration dates				2037
Foreign [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards				$ 25,000,000	21,100,000	22,100,000
Federal and State [Member] | Earliest Tax Year [Member]
Operating Loss Carryforwards [Line Items]
Open tax period				Dec. 31, 2014
Federal and State [Member] | Latest Tax Year [Member]
Operating Loss Carryforwards [Line Items]
Open tax period				Dec. 31, 2017
Minimum [Member] | Federal [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards, expiration dates				2018
Minimum [Member] | State and City [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards				$ 27,300,000	27,300,000
Maximum [Member]
Operating Loss Carryforwards [Line Items]
Reduction in corporate income tax rate				35.00%
Maximum [Member] | Federal [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards, expiration dates				2037
Maximum [Member] | State and City [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards				$ 150,300,000	153,000,000
ASU 2016-16 [Member]
Operating Loss Carryforwards [Line Items]
Decrease in deferred tax assets valuation allowance	834,000
Decrease in net operating loss deferred tax assets	$ 834,000
New York State [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards net, expected to expire unutilized and unavailable to offset future federal taxable income				149,000,000
New York City [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards net, expected to expire unutilized and unavailable to offset future federal taxable income				133,300,000
Research and Development Tax Credit Carryforwards [Member] | Federal [Member]
Operating Loss Carryforwards [Line Items]
Tax credit carryforwards				$ 4,300,000	$ 4,000,000	$ 3,800,000
Tax credit carryforwards, expiration dates tag				2037